[logo] M F S(R)                                                 ANNUAL REPORT
INVESTMENT MANAGEMENT                                           AUGUST 31, 2002

[graphic omitted]

                MFS(R) JAPAN EQUITY FUND



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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
           NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MFS(R) JAPAN EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)
TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman and President                                   Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
and Chief Executive Officer                              WILLIAM J. POORVU (born 04/10/35) Trustee
                                                         Private investor; Harvard University Graduate
JOHN W. BALLEN* (born 09/12/59) Trustee                  School of Business Administration, Class of 1961,
Massachusetts Financial Services Company,                Adjunct Professor in Entrepreneurship Emeritus;
President and Director                                   CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, Executive Vice President and         Insight Resources, Inc. (acquisition planning
Director                                                 specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           General Partner (since 1993); Cambridge
Brigham and Women's Hospital, Chief of Cardiac           Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)
Trustee                                                  ELAINE R. SMITH (born 04/25/46) Trustee
Edmund Gibbons Limited (diversified holding              Independent health care industry consultant
company), Chief Executive Officer; Colonial
Insurance Company Ltd., Director and Chairman;           WARD SMITH (born 09/13/30) Trustee
Bank of Butterfield, Chairman (until 1997)               Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
WILLIAM R. GUTOW (born 09/27/41) Trustee                 industrial and aerospace applications), Director
Private investor and real estate consultant;             (until June 1999)
Capitol Entertainment Management Company (video
franchise), Vice Chairman

J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman and President                                   Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
and Chief Executive Officer                              York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and General Manager
Secretary and Assistant Clerk                            (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHEN E. CAVAN (born 11/06/53) Secretary and           President
Clerk
Massachusetts Financial Services Company, Senior         JAMES O. YOST (born 06/12/60) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, Ms. O'Neill have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
DIRECTOR OF GLOBAL EQUITY RESEARCH                       individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
AUDITORS                                                 stock and bond outlooks, call toll free:
Ernst & Young, LLP                                       1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           www.mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).


+ MFS Investment Management

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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

MANAGEMENT REVIEW AND OUTLOOK

Dear Shareholders,
For the 12 months ended August 31, 2002, the fund's Class A and I shares each provided a total return of 0.74%. This return, which includes the reinvestment of any dividends and capital gains distributions but excludes the effects of any sales charges, compares to a -14.68% return over the same period for the fund's benchmark, the Tokyo Price Index (the TOPIX). The TOPIX is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. Over the same period, the average Japanese fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -14.96%. All returns are measured in U.S. dollars.

The fund seeks to provide capital appreciation by investing in common stocks and related securities of companies with above-average growth potential whose principal activities are located in Japan. It may also invest in stocks that are, in our opinion, undervalued. The fund may invest in securities of companies of any size. The fund is nondiversified, which means that it may invest a relatively high percentage of its assets in a small number of holdings.

In selecting securities for the portfolio, we use a bottom-up approach to look for companies that possess strong management teams with clearly defined strategies, strong franchises with substantial barriers to new entrants, strong cash flows, recurring revenue streams, potential for high profit margins, and a catalyst that may accelerate growth.

The overall economic climate in Japan over the period can be best described as tumultuous. The first six months of the period were dismal followed by a sharp rally in February that was spurred by improvements in the global economy igniting hope for an uptick in corporate earnings. By the end of May, unfortunately, evidence emerged that global growth would not be sustained and key sectors such as technology faced weak demand and the financial sector, particularly brokerage firms and banks exhibited fairly significant declines.

The retailing and restaurant sectors proved to be the biggest detractors from relative performance. Fast Retailing, a discount clothing retailer, suffered substantial declines in their sales. However, we have begun to see what we think are positive signs for a rebound. The low-priced Italian restaurant, Saizeriya reported sluggish sales due to its inability to stay competitive within the lower-priced restaurant market. Additionally, our underweighted positions in general merchandise and department stores, which performed relatively well further compounded our underperformance in the retailing sector.

Stanley Electric, manufacturer of automobile headlight lamps, continued to be a top performer in the fund, as their growth is expanding in the Japanese auto production within Europe and the United States. We like the long-term fundamentals of this firm and plan on maintaining the position as long as they remain intact.

KDDI, a cellular phone company that six months ago negatively impacted the portfolio has since contributed significantly to performance. The company has been benefiting from restructuring, as well as improved product positioning due to demand for high-speed cell phones.

From a fund positioning standpoint, we have reduced our exposure to pharmaceuticals and cyclical stocks in the chemicals and machinery sectors as the long-term growth prospects for these areas has worsened. However, we have increased our holdings in elctronics, specifically in Brother and Nippon Electric Glass. We think these firms offered low valuations as well as strong earnings growth prospects that should result in a potential for stock price appreciation.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY

Currently, the fund offers only Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of the fund's Class A shares in comparison to its benchmarks. Performance results reflect the maximum applicable sales charges and the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MFS JAPAN EQUITY FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2002. Index information is from June 1, 2000.)

                               MFS Japan Equity       Tokyo Price
                                Fund - Class A          Index
                "5/00"              $9,425             $10,000
                "8/00"               9,123               9,925
                "8/01"               6,334               7,247
                "8/02"               6,381               6,183

TOTAL RATES OF RETURN THROUGH AUGUST 31, 2002
CLASS A
                                                           1 Year        Life*
------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge            + 0.74%      -32.30%
------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge        + 0.74%      -15.92%
------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**      - 5.05%      -18.11%
------------------------------------------------------------------------------

CLASS I
                                                           1 Year        Life*
------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                 + 0.74%      -32.30%
------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)             + 0.74%      -15.92%
------------------------------------------------------------------------------

COMPARATIVE INDICES(+)
                                                           1 Year        Life*
------------------------------------------------------------------------------
Average Japanese fund+                                    -14.96%      -25.81%
------------------------------------------------------------------------------
Tokyo Price Index#                                        -14.68%      -19.24%
------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2002. Index information is from
    June 1, 2000.
 ** Takes into account the maximum sales charge of 5.75%.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Bloomberg.

NOTES TO PERFORMANCE SUMMARY

For periods prior to their inception, Class I share performance includes the performance of the fund's original share class (Class A). Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance by investment in IPOs as its assets grow.

Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS - August 31, 2002

Stocks - 93.9%
-------------------------------------------------------------------------------
ISSUER                                                SHARES              VALUE
-------------------------------------------------------------------------------
Japan - 93.9%
  Apparel & Textiles - 0.9%
    Fast Retailing Co., Ltd.                           1,100         $   31,783
-------------------------------------------------------------------------------
  Automotive - 12.9%
    Honda Motor Co.                                   5,500          $  232,583
    Nissan Motor Co., Ltd.                           31,000             226,148
                                                                     ----------
                                                                     $  458,731
-------------------------------------------------------------------------------
  Chemicals - 1.8%
    Shin-Etsu Chemical Co., Ltd.                        900          $   32,449
    Tosoh Corp.                                      12,000              31,033
                                                                     ----------
                                                                     $   63,482
-------------------------------------------------------------------------------
  Consumer Goods & Services - 11.6%
    Shiseido Co., Ltd.                               16,000          $  210,800
    UNI-Charm Corp.                                   5,500             203,858
                                                                     ----------
                                                                     $  414,658
-------------------------------------------------------------------------------
  Electronics - 23.9%
    Brother Industries, Ltd.                         26,000          $  158,133
    Canon, Inc.                                       3,000             102,603
    Fanuc, Ltd.                                         800              36,324
    Funai Electric Co., Ltd.                            700              76,480
    JEOL, Ltd.                                        9,000              45,262
    Lasertec Corp.                                    1,000              21,818
    Nichicon Corp.                                    5,100              70,887
    Nippon Electric Glass Co., Ltd.                  12,000             136,467
    Stanley Electric Co., Ltd.                       19,000             204,229
                                                                     ----------
                                                                     $  852,203
-------------------------------------------------------------------------------
  Entertainment - 4.8%
    Namco, Ltd.                                       3,600          $   65,656
    Sega Corp.                                        4,400             105,450
                                                                     ----------
                                                                     $  171,106
-------------------------------------------------------------------------------
  Financial Services - 6.9%
    Aeon Credit Service Co., Ltd.                       500          $   28,009
    Credit Saison Co., Ltd.                           5,300             126,127
    Nissin Co., Ltd.                                  7,300              55,652
    Orix Corp.                                          500              35,507
                                                                     ----------
                                                                     $  245,295
-------------------------------------------------------------------------------
  Insurance - 3.4%
    Mitsui Sumitomo Insurance Co., Ltd.              16,000          $   79,656
    Yasuda Fire & Marine Insurane Co., Ltd.           7,000              42,103
                                                                     ----------
                                                                     $  121,759
-------------------------------------------------------------------------------
  Medical & Health Products - 1.5%
    Eisai Co., Ltd.                                   2,000          $   51,891
-------------------------------------------------------------------------------
  Pharmaceuticals - 5.6%
    Chugai Pharmaceutical Co., Ltd.                   3,000          $   30,200
    Fujisawa Pharmaceuticals Co., Ltd.                4,000              84,913
    Takeda Chemical Industries Co., Ltd.              2,000              84,407
                                                                     ----------
                                                                     $  199,520
-------------------------------------------------------------------------------
  Real Estate - 3.2%
    Meiwa Estate Co., Ltd.                            9,000          $   78,393
    Sumitomo Realty & Development Co., Ltd.           1,600              36,863
                                                                     ----------
                                                                     $  115,256
-------------------------------------------------------------------------------
  Retail - 1.3%
    United Arrows, Ltd.                               1,700          $   47,258
-------------------------------------------------------------------------------
  Special Products & Services - 2.0%
    General Probe, Inc.*                                258          $    5,130
    Hitachi Maxell, Ltd.                              5,000              67,433
                                                                     ----------
                                                                     $   72,563
-------------------------------------------------------------------------------
  Steel - 0.5%
    Kawasaki Steel Corp.                             15,000          $   17,564
-------------------------------------------------------------------------------
  Telecommunications - 7.7%
    KDDI Corp.                                           56          $  161,335
    NTT DoCoMo, Inc.                                     54             114,632
                                                                     ----------
                                                                     $  275,967
-------------------------------------------------------------------------------
  Transportation - Services - 1.0%
    East Japan Railway Co.                                7          $   33,611
-------------------------------------------------------------------------------
  Utilities - Gas - 4.9%
    Tokyo Gas Co., Ltd.                              61,000          $  173,684
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,099,618)                           $3,346,331
-------------------------------------------------------------------------------
Short-Term Obligations - 6.7%
-------------------------------------------------------------------------------
                                           PRINCIPAL AMOUN
                                             (000 OMITTED)
-------------------------------------------------------------------------------
    Edison Asset Securitization LLC, due 9/03/02     $  142          $  141,985
    New Center Asset Trust, due 9/03/02                  99              98,990
-------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                      $  240,975
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,340,593)                      $3,587,306

Other Assets, Less Liabilities - (0.6)%                                 (22,122)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                  $3,565,184
-------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
-------------------------------------------------------------------------------
AUGUST 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $3,340,593)                $3,587,306
  Receivable for investments sold                                       112,866
  Receivable for fund shares sold                                         8,059
  Interest and dividends receivable                                         501
                                                                     ----------
        Total assets                                                 $3,708,732
                                                                     ----------
Liabilities:
  Payable to custodian                                               $   26,211
  Payable for investments purchased                                      99,675
  Payable for fund shares reacquired                                     17,417
  Payable to affiliates -
    Management fee                                                          196
    Reimbursement fee                                                        49
                                                                     ----------
      Total liabilities                                              $  143,548
                                                                     ----------
Net assets                                                           $3,565,184
                                                                     ==========
Net assets consist of:
  Paid-in capital                                                    $5,141,544
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                     246,689
  Accumulated net realized loss on investments and
    foreign currency transactions                                    (1,823,049)
  Accumulated net investment loss                                          --
                                                                     ----------
      Total                                                          $3,565,184
                                                                     ==========
Shares of beneficial interest outstanding                             526,936
                                                                      =======
Class A shares:
  Net asset value price per share
    (net assets of $3,434,676 / 507,647 shares of
    beneficial interest outstanding)                                   $6.77
                                                                       =====
  Offering price per share
    (100 / 94.25 of net asset value per share)                         $7.18
                                                                       =====
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $130,508 / 19,289 shares of beneficial
    interest outstanding)                                              $6.77
                                                                       =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

Statement of Operations
-------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                         $  21,788
    Interest                                                              2,645
    Foreign taxes withheld                                               (3,383)
                                                                      ---------
      Total investment income                                         $  21,050
                                                                      ---------
  Expenses -
    Management fee                                                    $  32,773
    Shareholder servicing agent fee                                       3,278
    Distribution and service fee                                         11,435
    Administrative fee                                                      302
    Auditing fees                                                        19,800
    Printing                                                             11,234
    Legal fees                                                           10,424
    Custodian fee                                                        10,071
    Postage                                                                  61
    Miscellaneous                                                         6,428
                                                                      ---------
      Total expenses                                                  $ 105,806
    Fees paid indirectly                                                   (104)
    Reduction of expenses by investment adviser and
      distributor                                                       (64,735)
                                                                      ---------
      Net expenses                                                    $  40,967
                                                                      ---------
        Net investment loss                                           $ (19,917)
                                                                      ---------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                           $(697,592)
    Foreign currency transactions                                         1,255
                                                                      ---------
      Net realized loss on investments and foreign
        currency transactions                                         $(696,337)
                                                                      ---------
  Change in unrealized appreciation (depreciation) -
    Investments                                                       $ 738,028
    Translation of assets and liabilities in foreign
      currencies                                                           (241)
                                                                      ---------
      Net unrealized gain on investments and foreign
        currency translation                                          $ 737,787
                                                                      ---------

        Net realized and unrealized gain on investments
          and foreign currency                                        $  41,450
                                                                      ---------
          Increase in net assets from operations                      $  21,533
                                                                      =========

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                 YEAR ENDED
                                                              AUGUST 31, 2002            AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                             $  (19,917)               $   (23,508)
  Net realized loss on investments and foreign currency
    transactions                                                    (696,337)                (1,061,792)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                             737,787                   (409,451)
                                                                  ----------                -----------
      Increase (decrease) in net assets from operations           $   21,533                $(1,494,751)
                                                                  ----------                -----------
Net increase in net assets from fund share transactions           $  132,355                $    30,170
                                                                  ----------                -----------
      Total increase (decrease) in net assets                     $  153,888                $(1,464,581)
Net assets:
  At beginning of period                                          $3,411,296                $ 4,875,877
                                                                  ----------                -----------
  At end of period                                                $3,565,184                $ 3,411,296
                                                                  ----------                -----------
  Accumulated net investment loss included in net assets at
    end of period                                                 $     --                  $      --
                                                                  ==========                ===========

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
--------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                               -----------------------------            PERIOD ENDED
CLASS A                                                            2002                 2001        AUGUST 31, 2000*
--------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                            $ 6.72               $ 9.68                  $10.00
                                                                 ------               ------                  ------
Income from investment operations# -
  Net investment loss(S)                                         $(0.04)              $(0.05)                 $(0.02)
  Net realized and unrealized gain (loss) on investments
    and foreign currency                                           0.09                (2.91)                  (0.30)
                                                                 ------               ------                  ------
      Total from investment operations                           $ 0.05               $(2.96)                 $(0.32)
                                                                 ------               ------                  ------
Net asset value - end of period                                  $ 6.77               $ 6.72                  $ 9.68
                                                                 ======               ======                  ======
Total return(+)                                                    0.74%              (30.58)%                 (3.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                       1.25%                1.27%                   1.42%+
  Net investment loss                                             (0.61)%              (0.57)%                 (0.77)%+
Portfolio turnover                                                  118%                 117%                     21%
Net assets at end of period (000 Omitted)                        $3,435               $3,411                  $4,876

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. In addition the distributor voluntarily waived its fees for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                      $(0.17)              $(0.15)                $(0.07)
        Ratios (to average net assets):
          Expenses##                                               3.22%                2.52%                  3.65%+
          Net investment loss                                     (2.58)%              (1.82)%                (3.00)%+
  * For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                                  AUGUST 31,
CLASS I                                                               2002**
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                 $ 6.75
                                                                      ------
Income from investment operations# -
  Net investment loss(S)                                              $(0.00)+++
  Net realized and unrealized gain on investments and foreign
    currency                                                            0.02
                                                                      ------
      Total from investment operations                                $ 0.02
                                                                      ------
Net asset value - end of period                                       $ 6.77
                                                                      ======
Total return                                                            0.30%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.25%+
  Net investment loss                                                  (1.26)%+
Portfolio turnover                                                       118%
Net assets at end of period (000 Omitted)                               $131

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                           $(0.00)+++
        Ratios (to average net assets):
          Expenses##                                                    2.87%+
          Net investment loss                                          (2.88)%+
 ** For the period from the inception of Class I shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Japan Equity Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, and forward foreign currency exchange contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The fund paid no distributions for the years ended August 31, 2002 and August 31, 2001.

During the year ended August 31, 2002, accumulated net investment loss decreased by $19,917, accumulated net realized loss on investments and foreign currency transactions increased by $1,256 and paid-in capital decreased by $18,661 due to differences between book and tax accounting for net investment losses and currency transactions. This change had no effect on the net assets or net asset value per share. At August 31, 2002, accumulated undistributed net investment income and realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency, wash sales and capital losses.

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Capital loss carryforward         $(1,314,729)
                Unrealized gain                       225,326
                Other temporary differences          (486,957)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                EXPIRATION DATE
                ----------------------------------------------
                August 31, 2008                   $   (63,475)
                August 31, 2009                      (125,721)
                August 31, 2010                    (1,125,533)
                                                  -----------
                    Total                         $(1,314,729)
                                                  ===========

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets. The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At
August 31, 2002, aggregate unreimbursed expenses amounted to $117,667.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. The Trustees currently are not receiving any payment for their services for the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the year ended August 31, 2002.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A
                ----------------------------------------------
                Distribution Fee                         0.10%
                Service Fee                              0.25%
                                                         ----
                    Total Distribution Plan              0.35%

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the year ended August 31, 2002. The fund payment of the 10% per annum Class A distribution fee and the 0.25% per annum Class A service fee are currently being waived by MFD.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,734,745 and $3,772,674, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $3,361,956
                                                                    ----------
Gross unrealized appreciation                                       $  356,591
Gross unrealized depreciation                                         (131,241)
                                                                    ----------
    Net unrealized appreciation                                     $  225,350
                                                                    ==========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                      YEAR ENDED AUGUST 31,2002       YEAR ENDED AUGUST 31, 2001
                      -------------------------       --------------------------
                           SHARES        AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------
Shares sold                 8,445      $ 56,345           3,732         $30,970
Shares reacquired          (8,132)      (55,962)            (87)           (800)
                           ------      --------           -----         -------
    Net increase              313      $    383           3,645         $30,170
                           ======      ========           =====         =======

Class I shares
                   PERIOD ENDED AUGUST 31, 2002*
                   -----------------------------
                           SHARES        AMOUNT
------------------------------------------------
Shares sold                21,869      $149,439
Shares reacquired           (2,580)     (17,467)
                           -------     --------
    Net increase           19,289      $131,972
                           ======      ========


* For the period from inception of Class I, July 31, 2002, through August 31, 2002.


(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2002, was $30. The fund had no borrowings during the year.

(7) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.


                ------------------------------------------------
      This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of the MFS Series Trust I and the Shareholders of MFS Japan Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Japan Equity Fund (the fund), including the portfolio of investments, as of August 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Japan Equity Fund at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 11, 2002

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.

MFS(R) JAPAN EQUITY FUND


[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 INC-2-1  10/02